Consolidated income statements - CAD ($) shares in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Profit or loss [abstract]
Operating revenues	$ 22,719	$ 21,719
Operating costs	(13,541)	(12,931)
Severance, acquisition and other costs	(190)	(135)
Depreciation	(3,037)	(2,877)
Amortization	(813)	(631)
Interest expense	(955)	(888)
Interest on post-employment benefit obligations	(72)	(81)
Other (expense) income	(102)	21
Income taxes	(1,039)	(1,110)
Net earnings	2,970	3,087
Net earnings attributable to:
Common shareholders	2,786	2,894
Preferred shareholders	128	137
Non-controlling interest	$ 56	$ 56
Net earnings per common share
Basic (in cad per share)	$ 3.12	$ 3.33
Diluted (in cad per share)	$ 3.11	$ 3.33
Average number of common shares outstanding - basic (millions)	894.3	869.1